Debt (Details 2) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2011	Dec. 31, 2010
Repayment of mortgage
Issued exchangeable senior notes		$ 30,450
Effective Interest Rate	5.93%
Hillside Center [Member]
Repayment of mortgage
Month in which mortgage debt were issued or assumed	November
Year in which mortgage debt were issued or assumed	2011
Issued exchangeable senior notes	14,154
Effective Interest Rate	4.62%
One Fair Oaks [Member]
Repayment of mortgage
Month in which mortgage debt were issued or assumed	April
Year in which mortgage debt were issued or assumed	2011
Issued exchangeable senior notes	52,909
Effective Interest Rate	6.72%
840 First Street, NE [Member]
Repayment of mortgage
Month in which mortgage debt were issued or assumed	March
Year in which mortgage debt were issued or assumed	2011
Issued exchangeable senior notes	56,482
Effective Interest Rate	6.05%
Cedar Hills [Member]
Repayment of mortgage
Month in which mortgage debt were issued or assumed	February
Year in which mortgage debt were issued or assumed	2011
Issued exchangeable senior notes	16,187
Effective Interest Rate	6.58%
Merrill Lynch Building [Member]
Repayment of mortgage
Month in which mortgage debt were issued or assumed	February
Year in which mortgage debt were issued or assumed	2011
Issued exchangeable senior notes	13,796
Effective Interest Rate	7.29%
Mercedes Center Note 1 [Member]
Repayment of mortgage
Month in which mortgage debt were issued or assumed	December
Year in which mortgage debt were issued or assumed	2010
Issued exchangeable senior notes	4,761
Effective Interest Rate	6.04%
Mercedes Center Note 2 [Member]
Repayment of mortgage
Month in which mortgage debt were issued or assumed	December
Year in which mortgage debt were issued or assumed	2010
Issued exchangeable senior notes	9,938
Effective Interest Rate	6.30%
Battlefield Corporate Center [Member]
Repayment of mortgage
Month in which mortgage debt were issued or assumed	October
Year in which mortgage debt were issued or assumed	2010
Issued exchangeable senior notes	4,300
Effective Interest Rate	4.40%
500 First Street, NW [Member]
Repayment of mortgage
Month in which mortgage debt were issued or assumed	June
Year in which mortgage debt were issued or assumed	2010
Issued exchangeable senior notes	39,000
Effective Interest Rate	5.79%
Campus at Metro Park North [Member]
Repayment of mortgage
Month in which mortgage debt were repaid	February
Year in which mortgage debt were repaid	2012
Effective Interest Rate	5.25%
Repayment of Mortgage Debt	21,618
4612 Navistar Drive [Member]
Repayment of mortgage
Month in which mortgage debt were repaid	July
Year in which mortgage debt were repaid	2011
Effective Interest Rate	5.20%
Repayment of Mortgage Debt	11,941
403/405 Glenn Drive [Member]
Repayment of mortgage
Month in which mortgage debt were repaid	July
Year in which mortgage debt were repaid	2011
Effective Interest Rate	5.50%
Repayment of Mortgage Debt	7,807
Aquia commerce center I [Member]
Repayment of mortgage
Month in which mortgage debt were repaid	April
Year in which mortgage debt were repaid	2011
Effective Interest Rate	7.28%
Repayment of Mortgage Debt	318
Indian Creek Court [Member]
Repayment of mortgage
Month in which mortgage debt were repaid	January
Year in which mortgage debt were repaid	2011
Effective Interest Rate	5.90%
Repayment of Mortgage Debt	11,982
Enterprise Center [Member]
Repayment of mortgage
Month in which mortgage debt were repaid	December
Year in which mortgage debt were repaid	2010
Effective Interest Rate	5.20%
Repayment of Mortgage Debt	16,712
Park central II [Member]
Repayment of mortgage
Month in which mortgage debt were repaid	November
Year in which mortgage debt were repaid	2010
Effective Interest Rate	5.66%
Repayment of Mortgage Debt	5,305
4212 Tech Court [Member]
Repayment of mortgage
Month in which mortgage debt were repaid	June
Year in which mortgage debt were repaid	2010
Effective Interest Rate	8.53%
Repayment of Mortgage Debt	1,654